MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2023
MARKETABLE SECURITIES
MARKETABLE SECURITIES

5. MARKETABLE SECURITIES

	Cost	Fair Value
Balance, December 31, 2021	$3,883	$5,092
Gain on QuestEx shares held upon closing of QuestEx Transaction	—	1,247
Derecognition of QuestEx shares held upon closing of QuestEx Transaction (Note 9)	(3,415)	(5,499)
Acquired upon closing of QuestEx Transaction (Note 9)	253	253
Purchased	1,652	1,652
Sold	(8)	(11)
Realized gain	—	3
Unrealized loss	—	(243)
Balance, December 31, 2022	$2,365	$2,494
Sold	(505)	(396)
Realized loss	—	(109)
Unrealized loss	—	(435)
Balance, December 31, 2023	$1,860	$1,554

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